Subsequent events	6 Months Ended
Jun. 30, 2021
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Subsequent events

Note 19 - Subsequent events

Capital increase approval

In the Extraordinary Shareholders Meeting held on July 13, 2021, the following agreements were met: (a) increase the Bank’s capital in the amount of $830,000,000,000 Chilean pesos, from $1,862,826,231,184 Chilean pesos divided into 512,406,760,091 nominative, ordinary, no par value, fully subscribed and paid-in shares, to $2,692,826,231,184, divided into 973,517,871,202 nominative, ordinary, no par value shares, throughout the issuance of 461,111,111,111 new ordinary shares, to be issued, subscribed and paid until July 13, 2024; (b) authorize the Board of Directors to freely set the price of these shares in accordance to the rule set forth in the second paragraph of article 23 of the Reglamento de Sociedades Anónimas; and (c) amend the fifth permanent and first transitory articles of the Bank’s bylaws, related to capital stock, based on the agreements reached in the aforementioned Shareholders Meeting.

Through Resolution No. 4,177, issue on August 3, 2021, the Financial Market Commission (Comisión para el Mercado Financiero) authorized the increase of the Bank's capital and the amendment of its bylaws, in accordance with the resolutions approved at the mentioned shareholders extraordinary meeting, as set forth in Articles 31 and 52 of the General Banking Law, Article 127 of the Chilean Corporations Act and other applicable regulations.

The Extraordinary Meeting of Itaú Corpbanca’s Board of Directors held on August 12, 2021 approved, among other matters, the following: (a) proceed with the issuance of 461,111,111,111 ordinary shares related to the Bank's capital increase approved at the aforementioned Shareholders’ Meeting; (b) request the registration of the agreed-to-be-issued 461,111,111,111 shares before the Financial Market Commission (Comisión para el Mercado Financiero) and the Stock Exchanges in Chile, so that they may be traded in the Chilean local market; (c) require the registration of the new American Depositary Shares before the Securities and Exchange Commission of the United States of America and the New York Stock Exchange; (d) offer and place the agreed-to-be-issued 461,111,111,111 shares as per the procedure set forth in the aforementioned Board Meeting; and (e) postpone the pricing of the shares for a later date.

Through Resolution No. 5230, dated September 15, 2021, the Financial Market Commission (Comisión para el Mercado Financiero) authorized the registration in the Securities Registry of 461,111,111,111 shares issued under the capital increase agreed by the Bank's Extraordinary Shareholders' Meeting held on July 13, 2021.

461,111,111,111 of the new shares issued under the Bank’s capital increase will be offered at the price of $1.80 per share, as set forth in the Extraordinary Meeting of Itaú Corpbanca’s Board of Directors held on September 23, 2021.

Others

Between July 1 and September 9, 2021, the date of issuance of these Condensed Consolidated Financial Statements, there have been no other events after the reporting period that could affect the presentation and results of the financial statements.